Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 15,311	$ 20,706
Restricted cash, current		108
Accounts receivable, net of allowance for credit losses	5,471	2,573
Notes receivable, current	63	67
Inventories	5,230	7,510
Prepaid expenses	1,290	831
Government assistance	1,718	692
Other current assets	1,008	1,380
Total current assets	30,091	33,867
Noncurrent assets
Notes receivable from related parties, noncurrent		64
Deferred income tax assets	3,077	3,295
Deferred tax credits	15	2
Property, plant and equipment net of accumulated depreciation	3,392	842
Intangible assets, net of accumulated amortization	96	98
Operating lease right-of-use assets	2,052	2,289
Goodwill	8,317	8,317
Equity securities, at cost	486	472
Equity securities, at fair value		1
Other noncurrent assets	275	249
Total noncurrent assets	17,710	15,629
TOTAL ASSETS	47,801	49,496
Current Liabilities
Accounts payable	12,863	13,401
Notes payable	4,164	4,196
Convertible note payable, current	190
Deferred revenue, current	217	174
Current portion of obligations under operating lease liabilities	638	592
Income tax payable	4	57
Other current liabilities	832	409
Total current liabilities	18,908	18,829
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,820	1,850
Convertible note payable, noncurrent	1,519	1,267
Deferred revenue, noncurrent	24	23
Operating lease liabilities, noncurrent	1,443	1,727
Employee benefit plan obligation	3,001	1,759
Other deferred tax liabilities	0	8
Other noncurrent liabilities	2	8
Total noncurrent liabilities	7,809	6,642
TOTAL LIABILITIES	26,717	25,471
SHAREHOLDERS' EQUITY
Treasury stock, at cost (122,053 and 9,145 shares held)	(691)	(371)
Additional paid-in capital	295,716	280,597
Accumulated other comprehensive income / (loss)	4,041	5,935
Accumulated deficit	(280,961)	(265,635)
Total shareholders' equity attributable to WISeKey shareholders	26,675	26,260
Noncontrolling interests in consolidated subsidiaries	(5,591)	(2,235)
Total shareholders' equity	21,084	24,025
TOTAL LIABILITIES AND EQUITY	47,801	49,496
Common Stock Class A
SHAREHOLDERS' EQUITY
Common stock	400	400
Common Stock Class B
SHAREHOLDERS' EQUITY
Common stock	8,170	5,334
Treasury stock, at cost (122,053 and 9,145 shares held)	$ (691)	$ (371)